Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments
32	Commitments

Commitments not provided for in the financial statements are as follows:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Contracted for purchase of inventories (Note (i))	62,296	39,795
Contracted for purchase of services (Note (ii))	216,807	216,807
Contracted for capital investments(Note (iii))	—	20,520
	279,103	277,122

Notes:

As of December 31, 2025, the Group had entered into the following commitment agreements:

(i)	A vehicle purchase agreement with Zhengzhou Yutong Bus Co., Ltd. (“Yutong”), an affiliate of a shareholder of the Company, pursuant to which the Group committed to purchase vehicles manufactured by Yutong with an aggregated purchase amount of RMB100.3 million in 2024. As of December 31, 2025, the Group has paid RMB69.0 million under this vehicle purchase agreement. The Group is in the process of negotiating with Yutong to extend the term to purchase vehicles under the agreement.

Another vehicle purchase agreement with a Chinese manufacturer, specializing in the development, production and sale of buses, pursuant to which the Group committed to purchase vehicles manufactured by this manufacturer with an aggregated purchase amount of RMB32.7 million in 2024 and 2025. As of December 31, 2025, the Group has paid RMB24.3 million under this vehicle purchase agreement.

(ii)	A research and development service agreement with another Chinese manufacturer, pursuant to which the Group committed to purchase research and development services from the manufacturer with an aggregated purchase consideration of RMB216.8 million in 2024 and 2025. As of December 31, 2025, the research and development services has not started and no consideration has been paid yet.
(iii)	As of December 31, 2025, the Group had aggregated capital expenditure commitments amounting to RMB20.5 million.